Supplementary Information to the Consolidated Statements of Loss - Schedule of Office and Administration Expenses (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Supplementary Information To Consolidated Statements Of Loss
Salaries and benefits	$ 501,000	$ 470,000	$ 445,000
Insurance	74,000	111,000	79,000
Data processing and retention	60,000	61,000	61,000
Other office expenses	22,000	17,000	10,000
Total	$ 656,569	$ 658,686	$ 594,734